Consolidated Statement of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss	$ (33,209)	$ (13,445)
Items not affecting cash:
Depreciation and amortization	12,736	8,414
Postmedia warrant expenses	845	670
Provision for loan losses	8,476	9,451
Credit facility and debenture interest expense	7,950	12,364
Accretion related to debentures and convertible debentures	1,252	963
Share of loss from investment in associate	278	0
Stock-based compensation expense	10,838	1,371
Revaluation (gains) losses	(15,671)	2,426
Other non-operating expenses (income)	1,954	(606)
Income tax recovery on deferred tax liability	(285)	0
Cash flows from (used in) operations before changes in working capital	(4,836)	21,608
Changes in:
Net issuance of loans receivable	(17,081)	2,080
Proceeds from sale of loan book	0	31,572
Prepaid expenses, deposits and other assets	(2,537)	513
Accounts payable and accruals	2,784	(3,328)
Interest Paid	(7,974)	(8,640)
Cash (used in) generated from operating activities	(21,670)	52,445
Net cash (used in) generated from operating activities	(29,644)	43,805
Investing activities
Acquisition of a subsidiary, net of cash acquired	839	0
Proceeds from sale of investment	4,878	0
Cash invested in investment portfolio	(3,698)	(150)
Cash invested in investment accounted for using the equity method	(32,396)	0
Purchases of property and equipment	(464)	(23)
Investment in digital assets	(1,250)	0
Investment in intangible assets	(7,503)	(4,796)
Net cash used in investing activities	(39,594)	(4,969)
Financing activities
Lease liabilities – principal payments	(660)	(444)
Repayments on debentures	(2,053)	(399)
Advance (repayments) on credit facilities	7,339	(38,859)
Proceeds from issuance of common shares, net of transaction costs	113,329	0
Proceeds from exercise of warrants	6,375	2,011
Proceeds from exercise of options	1,534	557
Net cash provided by (used in) financing activities	125,864	(37,134)
Net increase in cash	56,626	1,702
Effect of exchange rate fluctuations	463	0
Cash and cash equivalent, beginning of period	12,119	10,417
Cash and cash equivalent, end of period	$ 69,208	$ 12,119